Cover	Sep. 22, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2020
Entity File Number	000-33043
Entity Registrant Name	OMNICELL, INC.
Entity Central Index Key	0000926326
Entity Tax Identification Number	94-3166458
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	590 East Middlefield Road
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	251-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	OMCL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false